AST New Discovery Asset Allocation Portfolio
SUMMARY: AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio or the Portfolio) is to seek total return.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the New Discovery Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST New Discovery Asset Allocation Portfolio
Management Fees	[1]	0.85%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.26%
Total Annual Portfolio Operating Expenses		1.11%
Contractual Fee Waiver or Expense Reimbursement	[3]	(0.03%)
Total Annual Portfolio Operating Expenses After Contractual Fee Waiver and/or Expense Reimbursement	[3]	1.08%
[1]	The New Discovery Portfolio will pay a contractual investment management fee rate of 0.85% of its average daily net assets to $4 billion and 0.83% of its average daily net assets exceeding $4 billion.
[2]	The New Discovery Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $262 million for the Portfolio for the fiscal period ending December 31, 2012.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the New Discovery Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2013. This expense limitation may not be terminated or modified prior to June 30, 2013, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2013 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Example.

The following example is intended to help you compare the cost of investing in the New Discovery Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the New Discovery Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)		1 Year	3 Year
AST New Discovery Asset Allocation Portfolio	[1][2]	110	350
[1]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the New Discovery Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2013. This expense limitation may not be terminated or modified prior to June 30, 2013, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2013 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
[2]	The New Discovery Portfolio will commence operations on or about April 30, 2012. Estimate based in part on assumed average daily net assets of approximately $262 million for the Portfolio for the fiscal period ending December 31, 2012.

Portfolio Turnover.
The New Discovery Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The investment objective of the New Discovery Portfolio will be to seek total return. Total return is comprised of capital appreciation and income. Under normal circumstances, approximately 70% of the Portfolio's assets will be allocated to a combination of domestic and international equity strategies and approximately 30% of Portfolio's assets will be allocated to certain U.S. fixed-income investment strategies and a liquidity strategy.

Depending upon the Portfolio's ability to achieve the necessary asset scale, the Trust's ability to implement certain legal agreements and custody arrangements, and market, economic, and financial conditions as of the Portfolio's commencement of operations, it could take up to several weeks for the Portfolio's assets to be fully invested in accordance with its investment objective and policies. During any such period, it is anticipated that all or a portion of the Portfolio's assets will be invested in high grade, short term debt securities (both fixed and floating rate), money market funds, short-term bond funds, exchange-traded funds, and/or index futures contracts. A relatively long investment period may negatively affect the Portfolio's investment return and its ability to achieve its investment objective.

Principal Risks of Investing in the New Discovery Portfolio.

The risks identified below are the principal risks of investing in the New Discovery Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the New Discovery Portfolio. An investment in the New Discovery Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the New Discovery Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The Portfolio will be used in connection with certain living benefit programs under variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for the relevant participating insurance companies to manage the guarantees offered in connection with these living benefit programs, such companies will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the relevant insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the relevant subadvisers to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement the Portfolio's investment strategies. These asset transfers may also result in a higher turnover rate for the Portfolio compared to similar mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. In addition, the Portfolio also may have difficulty disposing of securities at the values determined by the Trust for the purpose of determining the Portfolio's net asset value per share, especially during periods when the pre-determined mathematical formulas cause large-scale asset flows out of the Portfolio (i.e., the Portfolio will be subject to liquidity risk). These pre-determined mathematical formulas may also result in relatively small asset bases and relatively high operating expense ratios for the Portfolio compared to other similar funds.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense Risk. Your actual cost of investing in the Portfolio may be higher than the daily estimated expenses shown above under "Estimated Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio does not maintain the projected average net asset level shown above.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds. The risks associated with investments in foreign securities are heightened for investment in securities from issuers located in emerging market countries.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk. Management risk includes the risk that the securities and other financial instruments selected by the relevant subadvisers for will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Private issuer mortgage-backed securities may include loans on commercial or residential properties. The New Discovery Portfolio may invest a portion of its assets in sub-prime mortgage related securities depending upon then-current market, financial, and economic conditions. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk. The ongoing domestic and international financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the Portfolio's subadvisers. These market conditions may continue or get worse. In response to these crises, the U.S. and many foreign governments have increased deficit spending while the Federal Reserve, the European Central Bank, and other foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Past Performance.
No performance history is presented for the New Discovery Portfolio, because it does not yet have a full calendar year of performance.